UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       11/16/09
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             9

Form 13F Information Table Value Total:      $ 19,999 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

APPLE INC                    COM             037833100 9592   51750    SH       DEFINED 1                51750
APPLIED MATLS INC            COM             038222105 1432   107000   SH       DEFINED 1                107000
CISCO SYS INC                COM             17275R102 1922   81654    SH       DEFINED 1                81654
ISHARES TR                   INDEX MSCI EMERG464287234 389    10000    SH  PUT  DEFINED 1                         10000
MICROSOFT CORP               COM             594918104 947    36831    SH       DEFINED 1                36831
ON SEMICONDUCTOR CORP        COM             682189105 2013   244000   SH       DEFINED 1                244000
RESEARCH IN MOTION LTD       COM             760975102 1961   29000    SH       DEFINED 1                29000
STEC INC                     COM             784774101 588    20000    SH       DEFINED 1                20000
SWEDISH EXPT CR CORP         ROG ARGI ETN22  870297603 1155   165000   SH       DEFINED 1                165000
